Label	Element	Value
Document And Entity Information Elements	ck0001467831_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2014
Registrant Name	dei_EntityRegistrantName	FactorShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001467831
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2014
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014